TAX PROVISION (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share issue costs
Disclosure of other provisions [line items]
Deductible and taxable temporary differences, unused tax losses and unused tax credits	$ 644,000	$ 285,000	$ 399,000
Expiry dates	2039 to 2042	2038 to 2042	2037 to 2041
Allowable capital losses
Disclosure of other provisions [line items]
Deductible and taxable temporary differences, unused tax losses and unused tax credits	$ 6,607,000	$ 6,549,000	$ 6,549,000
Expiry dates	No expiry	No expiry	No expiry
Non-capital losses
Disclosure of other provisions [line items]
Deductible and taxable temporary differences, unused tax losses and unused tax credits	$ 24,109,000	$ 21,402,000	$ 16,658,000
Expiry dates	2030 to 2038	2030 to 2037	2030 to 2036
Property and equipment
Disclosure of other provisions [line items]
Deductible and taxable temporary differences, unused tax losses and unused tax credits	$ 1,138,000	$ 1,146,000	$ 1,067,000
Expiry dates	No expiry	No expiry	No expiry
Exploration and evaluation assets
Disclosure of other provisions [line items]
Deductible and taxable temporary differences, unused tax losses and unused tax credits	$ 19,625,000	$ 19,715,000	$ 5,016,000
Expiry dates	No expiry	No expiry	No expiry
Investment tax credits
Disclosure of other provisions [line items]
Deductible and taxable temporary differences, unused tax losses and unused tax credits	$ 23,000	$ 23,000	$ 23,000
Expiry dates	2029	2029	2029
Asset retirement obligation
Disclosure of other provisions [line items]
Deductible and taxable temporary differences, unused tax losses and unused tax credits	$ 265,000	$ 244,000	$ 209,000
Expiry dates	No expiry	No expiry	No expiry